Earning Per Share - Schedule of Computation of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Numerator:
Net loss applicable to shareholders of Ordinary Shares	$ (4,876)	$ (3,957)
Denominator:
Weighted average shares used in computing basic net loss per share	3,411,909,670	1,821,304,184
Weighted average shares used in computing diluted net loss per share	3,411,909,670	1,821,304,184
Net loss per share of Ordinary Share, basic	$ 0	$ 0
Net loss per share of Ordinary Share, diluted	$ 0	$ 0